GOODWILL AND OTHER INTANGIBLES RESULTING FROM BUSINESS ACQUISITIONS (Tables)	12 Months Ended
Jan. 01, 2022
GOODWILL AND OTHER INTANGIBLES RESULTING FROM BUSINESS ACQUISITIONS
Schedule of changes in net carrying amount of goodwill
Changes in the net carrying amount of goodwill for 2021 and 2020 by reportable segment were as follows:

(In millions)	Label and Graphic Materials	Retail Branding and Information Solutions	Industrial and Healthcare Materials	Total
Goodwill as of December 28, 2019	$407.8	$349.3	$173.7	$930.8
Acquisitions (1)	45.8	112.7	–	158.5
Translation adjustments	27.3	9.8	10.0	47.1
Goodwill as of January 2, 2021	480.9	$471.8	$183.7	$1,136.4
Acquisitions (2)	–	774.5	6.9	781.4
Acquisition adjustment (3)	1.2	–	–	1.2
Translation adjustments	(25.7)	(10.3)	(1.5)	(37.5)
Goodwill as of January 1, 2022	$456.4	$1,236.0	$189.1	$1,881.5
(1)
Goodwill acquired in 2020 related to the acquisitions of Smartrac, which is included in our RBIS reportable segment, and ACPO, which is included in our LGM reportable segment. We expect the recognized goodwill related to the Smartrac acquisition not to be deductible for income tax purposes and the recognized goodwill related to the ACPO acquisition to be deductible for income tax purposes.

(2)
Goodwill acquired related to the acquisitions of Vestcom, JDC and ZippyYum. We expect nearly all of the recognized goodwill related to the Vestcom and JDC acquisitions not to be deductible for income tax purposes and the recognized goodwill related to the ZippyYum acquisition to be deductible for income tax purposes.

(3)	Measurement period adjustment related to the finalization of the purchase price allocation for the acquisition of ACPO completed in December 2020.

Summary of the amounts and useful lives of finite-lived intangible assets
The table below summarizes the amounts and useful lives of these intangible assets as of the acquisition date.

	Amount (in millions)	Amortization period (in years)

Customer relationships	$492.0	12
Patented and other developed technology	100.4	7
The table below summarizes the amounts and weighted
average
useful lives of these intangible assets as of the acquisition date.

	Amount (in millions)	Weighted average amortization period (in years)
Patented and other developed technology	$62.5	11
Customer relationships	41.4	7
Trade names and trademarks	2.2	5

Schedule of finite-lived intangible assets

	2021			2020
(In millions)	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Customer relationships	$862.5	$277.2	$585.3	$373.3	$254.1	$119.2
Patented and other developed technology	247.7	84.7	163.0	147.3	69.8	77.5
Trade names and trademarks	14.8	9.7	5.1	28.2	22.2	6.0
Other intangibles	3.2	.8	2.4	.2	.2	–
Total	$1,128.2	$372.4	$755.8	$549.0	$346.3	$202.7

Estimated amortization expense for finite lived intangible assets

(In millions)	Estimated Amortization Expense
2022	$43.5
2023	42.5
2024	40.8
2025	40.0
2026	36.9